RECENT DEVELOPMENTS AND OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
RECENT DEVELOPMENTS AND OTHER INFORMATION
Schedule of settlement of debt and collar financing derivatives
	Cosan ownership interest			Debt settlement Cash Effect
Base date	Direct	Collar-related	Total	Principal	Interest	Gain settlement Collar (ii)
January, 2024	2.62%	2.03%	4.65%	(1,698,606)	(49,773)	188,140
February, 2024	3.91%	0.74%	4.65%	(2,067,956)	(63,689)	303,431
April, 2024 (i)	3.91%	—	3.91%	(1,918,773)	(65,880)	331,116
					(179,342)	822,687

(i)	On April 19, 2024, the Company concluded the sale of 33,524,185 shares, equivalent to 0.78% of Vale's voting share capital.
(ii)	The gain mentioned in this settlement was recognized in the financial results for the year.

Schedule of settlement of structured derivatives
	Cosan interest		Settlement gain/loss Call Spread
Base date	% Settled in advance	% Remaining	Cash effect	Profit or loss – Finance results
May, 2024	0.24%	1.34%	14,499	(82,265)

Schedule of sales of agricultural properties

During 2024, Radar segment subsidiaries made the following sales of rural properties:

Company	Date	Farm	City / State	Hectares	Crop	Value
Jequitibá	07/19/2024	Vista Alegre	Araçatuba - SP	3,124	Sugarcane	213,000
Esus Brasil	10/03/2024	Santo Antônio	Martinópolis - SP	3,399	Sugarcane	172,000
Duguetiapar	10/08/2024	São Jorge	Paraguaçú Paulista - SP	579	Sugarcane	37,093
Duguetiapar	10/15/2024	Ipiranga	Echaporâ - SP	567	Sugarcane	34,907
Tellus Bahia	11/29/2024	Grão de Ouro	Correntina - BA	6,883	Grains	393,500
Nova Santa Bárbara	12/20/2024	Monte Belo	Monte-Mor - SP	782	Sugarcane	64,840
Nova Amaralina	12/20/2024	Santo Antônio	Monte-Mor - SP	24	Sugarcane	1,950
Nova Amaralina	12/20/2024	Capuava	Santa Bárbara D'Oeste - SP	76	Sugarcane	8,210
Terrainvest	12/23/2024	São Luiz	Dois Córregos - SP	46	Sugarcane	7,157
						932,657

Schedule of debt incurred
Segment / Modalities	Date	Incidence of interest	Index	Funding costs	Value	Maturity
Cosan Corporate
Senior Notes	01/26/2024	Six-monthly	7.25% p.a.	20,408	2,982,600	06/27/2031
Loan 4131(i)	02/16/2024	Six-monthly	6.60% p.a.	—	2,982,600	06/27/2031
Debentures	06/28/2024	Six-monthly	CDI + 1,00% p.a.	2,563	725,000	06/28/2029
Debentures	06/28/2024	Six-monthly	CDI + 1,50% p.a.	2,706	725,000	06/28/2034
Debentures	10/18/2024	Six-monthly	DI + spread 0,50% p.a.	5,554	1,500,000	01/08/2028
Debentures	10/18/2024	Six-monthly	DI + spread 0,72% p.a.	1,891	500,000	01/08/2030
Debentures	10/18/2024	Six-monthly	DI + spread 1,30% p.a.	1,922	500,000	01/08/2035

Compass
Debentures	02/29/2024	Six-monthly	DI + spread 0,80% p.a.	2,196	1,500,000	03/15/2029
Debentures	03/15/2024	Six-monthly	CDI + 1,08% p.a.	5,173	1,500,000	03/15/2029
Loan 4131	03/21/2024	Yearly	4,88% p.a.	—	423,393	03/31/2025
Debentures	07/16/2024	Six-monthly	IPCA + 6,38% p.a.	25,995	750,000	07/15/2034
Debentures	07/16/2024	Six-monthly	IPCA + 6,45% p.a.	35,733	750,000	07/15/2039
Debentures	10/10/2024	Six-monthly	CDI + 1,20% p.a.	468	235,000	10/10/2025
Moove
Export Prepayment	06/14/2024	Six-monthly	SOFR-06 + 1,30%	—	536,240	06/14/2027
Credit Note	06/14/2024	Yearly	SOFR + 1,30%	—	269,456	06/14/2027
Working capital	06/14/2024	Quarterly	SONIA + 1,30%	—	242,396	06/01/2026
Rumo
Debentures	03/25/2024	Six-monthly	IPCA + 5,79% p.a.	20,739	532,243	03/15/2034
Debentures	03/25/2024	Six-monthly	IPCA + 5,92% p.a.	36,552	667,757	03/15/2039
Debentures	06/26/2024	Six-monthly	IPCA + 6,42% p.a.	20,869	547,950	06/26/2034
Debentures	06/26/2024	Six-monthly	IPCA + 6,53% p.a.	8,218	156,050	06/26/2039
Debentures	08/29/2024	Six-monthly	IPCA + 6,05% p.a.	31,837	800,000	08/29/2036

(i)	Debt offset with assets in the balance sheet, see note 5.4 (e)